Income taxes (Tables)	9 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense	Income taxes recognized during the three and nine months ended September 30, 2020 and September 30, 2019, comprise:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	(in thousands)		(in thousands)
Provision for income taxes	$13,706	$13,020	$34,967	$37,516
Tax impact of restructuring and other items	—	—	(2,261)	—
Provision for income taxes	$13,706	$13,020	$32,706	$37,516